Short-term borrowings (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Advances from financial institutions:
At fixed interest rates	$ 1,181,133	$ 1,005,357
At floating interest rates	267,890	318,109
Total short-term borrowings	1,449,023	1,323,466
Average outstanding balance during the year	967,629	1,100,059
Maximum balance at any month-end	1,449,023	1,323,466
Weighted average interest rate at end of the year	1.48%	1.84%
Weighted average interest rate during the year	1.79%	1.22%
Euros [Member]
Advances from financial institutions:
Total short-term borrowings	39,633	38,850
Range of fixed interest rates on borrowings	0.70%	2.98%
Peso [Member]
Advances from financial institutions:
Total short-term borrowings	43,890	93,109
Range of floating interest rates on borrowings		5.70%
Renminbis [Member]
Advances from financial institutions:
Total short-term borrowings	0	10,307
Range of fixed interest rates on borrowings	0.00%	6.65%
U S Dollar [Member]
Advances from financial institutions:
Total short-term borrowings	$ 1,365,500	$ 1,181,200
Maximum [Member]
Advances from financial institutions:
Range of fixed interest rates on borrowings	1.92%	2.64%
Range of floating interest rates on borrowings	1.99%	2.01%
Maximum [Member] | Peso [Member]
Advances from financial institutions:
Range of floating interest rates on borrowings	5.25%
Minimum [Member]
Advances from financial institutions:
Range of fixed interest rates on borrowings	0.75%	0.84%
Range of floating interest rates on borrowings	1.06%	1.11%
Minimum [Member] | Peso [Member]
Advances from financial institutions:
Range of floating interest rates on borrowings	5.14%